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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Trigran Investments, Inc.
                 -------------------------------
   Address:      630 Dundee Road, Suite 230
                 -------------------------------
                 Northbrook, IL 60062
                 -------------------------------

Form 13F File Number: 028-11692
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence A. Oberman
         -------------------------------
Title:   Executive Vice President
         -------------------------------
Phone:   (847) 656-1640
         -------------------------------

Signature, Place, and Date of Signing:

        s/ Lawrence A. Oberman         Northbrook, IL      8/14/2012
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          47
                                        --------------------

Form 13F Information Table Value Total:       196,623
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

           COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8

                                TITLE OF                VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER           CLASS       CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
        --------------           -----       -----    --------   -------   ---  ----  ----------  --------    ----     ------  ----
ACCELRYS INC                      COM      00430U103    21,349  2,638,937  SH            SOLE               2,638,937    0       0
ACCELRYS INC                      COM      00430U103       712     88,017  SH           OTHER                  88,017    0       0
ANGIODYNAMICS INC                 COM      03475V101    11,701    974,277  SH            SOLE                 974,277    0       0
ANGIODYNAMICS INC                 COM      03475V101       374     31,156  SH           OTHER                  31,156    0       0
BALCHEM CORP                      COM      057665200     5,737    175,934  SH            SOLE                 175,934    0       0
BALCHEM CORP                      COM      057665200       163      4,990  SH           OTHER                   4,990    0       0
BERKSHIRE HATHAWAY INC DEL      CL B NEW   084670702     4,639     55,675  SH            SOLE                  55,675    0       0
BERKSHIRE HATHAWAY INC DEL      CL B NEW   084670702       167      2,005  SH           OTHER                   2,005    0       0
CALLIDUS SOFTWARE INC             COM      13123E500     6,638  1,333,012  SH            SOLE               1,333,012    0       0
CALLIDUS SOFTWARE INC             COM      13123E500       190     38,100  SH           OTHER                  38,100    0       0
CARDIONET INC                     COM      14159L103     4,767  2,348,102  SH            SOLE               2,348,102    0       0
CARDIONET INC                     COM      14159L103       190     93,800  SH           OTHER                  93,800    0       0
DTS INC                           COM      23335C101     4,201    161,084  SH            SOLE                 161,084    0       0
DTS INC                           COM      23335C101       114      4,375  SH           OTHER                   4,375    0       0
DIGITALGLOBE INC                COM NEW    25389M877    10,522    694,040  SH            SOLE                 694,040    0       0
DIGITALGLOBE INC                COM NEW    25389M877       332     21,870  SH           OTHER                  21,870    0       0
FLOTEK INDS INC DEL               COM      343389102     3,151    337,336  SH            SOLE                 337,336    0       0
FLOTEK INDS INC DEL               COM      343389102        93      9,925  SH           OTHER                   9,925    0       0
GREAT LAKES DREDGE & DOCK CO      COM      390607109     1,517    213,040  SH            SOLE                 213,040    0       0
GREAT LAKES DREDGE & DOCK CO      COM      390607109        41      5,700  SH           OTHER                   5,700    0       0
KMG CHEMICALS INC                 COM      482564101    11,017    571,423  SH            SOLE                 571,423    0       0
KMG CHEMICALS INC                 COM      482564101       293     15,181  SH           OTHER                  15,181    0       0
MERCURY COMPUTER SYS              COM      589378108    11,925    922,271  SH            SOLE                 922,271    0       0
MERCURY COMPUTER SYS              COM      589378108       349     27,007  SH           OTHER                  27,007    0       0
MONOTYPE IMAGING HOLDINGS INC     COM      61022P100     2,669    159,170  SH            SOLE                 159,170    0       0
MONOTYPE IMAGING HOLDINGS INC     COM      61022P100        84      5,000  SH           OTHER                   5,000    0       0
NVE CORP                        COM NEW    629445206    19,353    360,065  SH            SOLE                 360,065    0       0
NVE CORP                        COM NEW    629445206       658     12,250  SH           OTHER                  12,250    0       0
OYO GEOSPACE CORP                 COM      671074102     2,363     26,255  SH            SOLE                  26,255    0       0
OYO GEOSPACE CORP                 COM      671074102        79        875  SH           OTHER                     875    0       0
PURECYCLE CORP                  COM NEW    746228303     4,981  2,316,846  SH            SOLE               2,316,846    0       0
PURECYCLE CORP                  COM NEW    746228303       146     68,133  SH           OTHER                  68,133    0       0
REPLIGEN CORP                     COM      759916109     2,054    477,765  SH            SOLE                 477,765    0       0
REPLIGEN CORP                     COM      759916109        62     14,443  SH           OTHER                  14,443    0       0
SRS LABS INC                      COM      78464M106     6,819    757,655  SH            SOLE                 757,655    0       0
SRS LABS INC                      COM      78464M106       196     21,821  SH           OTHER                  21,821    0       0
SCIENTIFIC LEARNING CORP          COM      808760102     8,366  5,132,555  SH            SOLE               5,132,555    0       0
SCIENTIFIC LEARNING CORP       RESTRICTED  808760102     1,131    693,640  SH            SOLE                 693,640    0       0
SCIENTIFIC LEARNING CORP          COM      808760102        76     46,355  SH           OTHER                  46,355    0       0
SURMODICS INC                     COM      868873100    14,431    834,151  SH            SOLE                 834,151    0       0
SURMODICS INC                     COM      868873100       563     32,566  SH           OTHER                  32,566    0       0
TESSERA TECHNOLOGIES INC          COM      88164L100    12,250    796,995  SH            SOLE                 796,995    0       0
TESSERA TECHNOLOGIES INC          COM      88164L100       387     25,200  SH           OTHER                  25,200    0       0
UNIVERSAL TECHNICAL INST INC      COM      913915104     7,869    582,424  SH            SOLE                 582,424    0       0
UNIVERSAL TECHNICAL INST INC      COM      913915104       272     20,104  SH           OTHER                  20,104    0       0
WEBSENSE INC                      COM      947684106    11,252    600,774  SH            SOLE                 600,774    0       0
WEBSENSE INC                      COM      947684106       380     20,275  SH           OTHER                  20,275    0       0